Regulatory Assets And Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	$ 28,169	$ 27,943
Regulatory assets, current	8,002	93
Increase (decrease) in deferred fuel liability	1,900
Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	19,746	17,837
Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	28,169	27,943
Regulatory assets, current	8,002	93
Increase (decrease) in deferred fuel liability	1,900
Indianapolis Power And Light Company [Member] | Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	$ 19,746	$ 17,837
Minimum [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	1 year
Minimum [Member] | Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	1 year
Maximum [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	35 years
Maximum [Member] | Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	35 years